SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Outlines the currency exchange rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Outlines the currency exchange rates	7.1884	7.0827
Outlines the currency exchange rates	7.1182	7.0431	6.721